OPERATING LEASES - Summary (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OPERATING LEASES
Operating lease cost	¥ 7,549,026	¥ 9,352,700	¥ 11,947,682
Short-term lease cost	1,480,259	¥ 847,735	¥ 1,357,660
Leasing costs other than operating leases costs and short-term lease	¥ 0